Note 5 - Property, Plant and Equipment (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) ft²	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Number of Capital Expenditure Projects		2
Construction in Progress, Gross	$ 3,797,364		$ 3,797,364
Impairment of Long-Lived Assets Held-for-use			4,338,419	1,723,539
Property, Plant and Equipment, Net, Ending Balance	11,500,556		11,500,556	11,909,958
Building [Member]
Area of Real Estate Property (Square Foot) | ft²		22,000
Payments to Acquire Productive Assets, Total	1,050,000
Capital Expenditures Incurred but Not yet Paid		$ 1,100,000
Equipment [Member]
Capital Expenditures Incurred but Not yet Paid		$ 5,800,000
Pipe Finishing Facility [Member] | Tubular [Member]
Impairment of Long-Lived Assets Held-for-use			4,338,419	$ 1,723,539
Property, Plant and Equipment, Net, Ending Balance	$ 1,771,450		$ 1,771,450